CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Income Statement [Abstract]
Revenues	$ 699,415	$ 77,401	$ 1,423,270	$ 116,401
Cost of goods sold	239,123	17,048	484,970	17,048
Gross profit	460,292	60,353	938,300	99,353
Costs and expenses:
General and administrative	249,531	215,688	498,131	325,124
Stock based compensation	97,948	229,966	195,896	243,299
Research and development	81,924	244,756	197,433	355,744
Total costs and expenses	429,403	690,410	891,490	924,167
Income (Loss) from operations	30,889	(630,057)	46,840	(824,814)
Other expenses:
Interest expense	(1,912)	(2,052)	(3,372)	(4,287)
Total other expense	(1,912)	(2,052)	(3,372)	(4,287)
Net Income (LOSS)	$ 28,977	$ (632,109)	$ 43,468	$ (829,101)
Weighted average number of common shares outstanding-basic and diluted	27,201,762	26,533,104	27,201,762	26,023,325
Loss per common share - basic and diluted	$ (0.01)	$ (0.02)	$ 0.01	$ (0.03)